Basis of Preparation	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of Preparation	Basis of Preparation(a) Statement of Compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee.

These consolidated financial statements were authorized for issue by the Board of Directors of the Company (the “Board”) on March 8, 2022.
(b)     Basis of Presentation and Principles of Consolidation

These consolidated financial statements have been prepared on a historical cost basis except for fair-value through-profit-or-loss and derivative financial instruments, which are measured at fair value.

These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control over a subsidiary is defined to exist when the Company is exposed to variable returns from involvement with an investee and has the ability to affect the returns through power over the investee. All intercompany balances and transactions are eliminated upon consolidation.

Since the Company does not own 100% of its interests in MCSA and NX Gold, the interest attributable to non-controlling shareholders is reflected in non-controlling interests. Adjustments to non-controlling interests that do not involve the loss of control are accounted for as equity transactions and adjustments are based on a proportionate amount of the net assets of the subsidiary.

Certain comparative amounts have been reclassified to conform with the current year’s financial statement presentation. Such reclassifications were not considered material.
(c)     Foreign Currency Translation

The functional currency and presentation currency of the Company is the US dollar. The monetary assets and liabilities of the Company that are denominated in foreign currencies are translated at the rate of exchange at the statement of financial position date while non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Exchange gains and losses arising on translation are included in profit or loss.

The functional currency of MCSA and NX Gold is the Brazilian Real (“BRL”). The assets and liabilities of MCSA and NX Gold are translated into the US dollar presentation currency using the rate of exchange at the statement of financial position date while revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Exchange gains and losses arising on translation are included in a separate component of shareholders’ equity.
(d)     Use of Estimates and Judgments
In preparing these financial statements, management has made judgments, estimates and assumptions that affect the application of the Company’s accounting policies and the reported amounts of the assets, liabilities, revenues and expenses. Actual results may differ from these estimates.

The estimates and assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Critical Judgments

Functional currency

The functional currency of the Company and each of its subsidiaries is the currency of the primary economic environment in which the entities operate. The Company has determined that the functional currency for the Company is the US dollar while the functional currency for MCSA and NX Gold is the Brazilian Real. Assessment of functional currency involves certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

Legal claims and contingent liabilities

The recognition of legal provisions and contingent liabilities involves the assessment of claims made against the Company and each of its subsidiaries. The recognition of a legal provision, or disclosure of a contingent liability, involves certain judgments to determine the probability of whether a cash outflow will occur. In making this judgment, management has assessed various criteria and also relies on the opinions of its legal advisers to assist in making this assessment.

Key Sources of Estimation Uncertainty

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates and such differences could be significant. Significant estimates made by management affecting the consolidated financial statements include:
Derivative instruments

The fair value of derivative instruments is determined using either present value techniques or option pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs, including assumptions for forward interest and foreign exchange rates, volatilities and discount rates. The fair value of the Company’s derivative contracts includes an adjustment for credit risk for either the Company or the counter party as applicable. Changes in the assumptions for inputs into the models affect the fair value of the derivatives recognized in the statement of financial position as well as the unrealized gains or losses recognized in net income.

Mineral reserve and resource estimates including life of mine plan

The Company estimates its mineral reserves and resources based on information compiled by competent individuals. Mineral reserves are used in the calculation of depreciation, impairment assessments, for forecasting the timing of payment of mine closure and rehabilitation costs, as well as amortization of deferred revenues.

There are numerous uncertainties inherent in estimating mineral reserves, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the estimation methodology, forecasted prices of commodities, exchange rates, production costs or recovery rates may change the economic status of mineral reserves and may, ultimately, result in changes in the mineral reserves.

The carrying amounts of the Company’s mineral, property, plant and equipment are depleted in part based on recoverable mineral reserve tonnes processed, depending on the use of the asset. Changes to estimates of recoverable quantities of metals, mineral reserve tonnes and depletable costs, including changes resulting from revisions to the Company’s mine plans and changes in metals prices forecasts, can result in a change to future depreciation and depletion rates, amortization of deferred revenue, and may also result in impairment charges on non-current assets.

Mine closure and reclamation costs

Significant estimates and assumptions are made in determining the provision for mine closure and reclamation costs as there are numerous factors that will affect the ultimate liability payable. These factors include estimation of the extent and cost of rehabilitation activities, timing of future cash flows, discount rates, inflation rate, and regulatory requirements.

Changes in the above factors can result in a change to the provision recognized by the Company. Changes to mine closure and rehabilitation costs are recorded with a corresponding change to the carrying amounts of related mineral, property, plant and equipment. Adjustments to the carrying amounts of related mineral, property, plant and equipment can result in a change to future depreciation and depletion expense.

Income taxes

The determination of the Company’s tax expense for the period and deferred tax assets and liabilities involves significant estimation and judgment by management. In determining these amounts, management interprets tax legislation in a variety of jurisdictions and makes estimates of the expected timing of the reversal of deferred tax assets and liabilities. Management also makes estimates of future earnings, which affect the extent to which potential future tax benefits may be used. The Company is subject to assessments by various taxation authorities, which may interpret legislation differently. These differences may affect the final amount or the timing of the payment of taxes. The Company provides for such differences where known based on management’s best estimate of the probable outcome of these matters.

The Company operates in Brazil where tax authorities may audit income tax treatments and the resolution of such audits may span multiple years. Tax law in Brazil is complex and often subject to changes and to varied interpretations; accordingly, the ultimate outcome with respect to income tax treatments may differ from the amounts recognized. The
Company’s assessment of whether it is probable that uncertain income tax treatments will be accepted by tax authorities in Brazil is a significant management judgment.

Deferred Revenue

Judgment and estimates were required in determining the accounting for the precious metal purchase agreement with RGLD Gold AG, a subsidiary of Royal Gold Inc. (collectively "Royal Gold"), which is accounted for as deferred revenue in accordance with IFRS 15 Revenue from Contracts with Customers (“IFRS 15”). As the Company’s obligation under the precious metal purchase agreement will be satisfied through deliveries of a non-financial item (i.e. deliveries of gold ounces), rather than cash or other financial assets, it was determined to be entered into and continued to be held for the purpose of the delivery of a non-financial item in accordance with the Company’s expected sale or usage requirements and thus not within the scope of IFRS 9 Financial Instruments (“own use exemption”). The determination of whether the own use exemption applies requires management’s judgements.
Each period management estimates the cumulative amount of the deferred revenue obligation that has been satisfied and, therefore, recognized as revenue. Key inputs into the estimate of the amount of deferred revenue that should be recognized include the following:

a.Future gold prices are used to estimate the expected total consideration to be received under the contract including variable consideration and is used as the stand alone selling price to allocate the consideration to each ounce of gold to be delivered to Royal Gold, and
b.Expected life of mine gold production and the timing thereof, which is estimated based on the approved life of mine for the NX Gold mine and the portion of mineral resources anticipated to be converted to mineral reserves.
(e)    New Accounting Policies, Standards and Interpretations

Property, Plant and Equipment - Proceeds before Intended Use

On May 14, 2020, the IASB published a narrow scope amendment to IAS 16 Property, Plant and Equipment - Proceeds before Intended Use. The amendment prohibits deducting from the cost of property, plant and equipment amounts received from selling items produced while preparing the asset for its intended use. Instead, amounts received will be recognized as sales proceeds and related cost in profit or loss. The effective date is for annual periods beginning on or after January 1, 2022, with early adoption permitted. The Company has elected to early adopt this standard in 2021, which did not have a material impact on its consolidated financial statements.

(f)    Future Changes in Accounting Policies Not Yet Effective as of December 31, 2021

The following amendment to accounting standards has been issued but not yet adopted in the financial statements:

•In September 2019, the IASB issued first phase amendments IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Hedging, and IFRS 7 Financial Instrument Disclosures to address the financial reporting impact of the reform on interest rate benchmarks, such as the discontinuance of the interbank offered rates. Phase 2 of the Interest Rate Benchmark Reform refers to a global reform of interest rate benchmarks, which includes the replacement of some interbank offered rates (“LIBOR”) with alternative benchmark rates. Phase 2 amendments require the effective interest rate to be adjusted when accounting for changes in the basis for determining the contractual cash flows of financial assets and liabilities that relate directly to this reform rather than applying modification accounting. In addition, the Phase 2 amendments require disclosures to assist users in understanding the effect of the reform on the Company’s financial instruments and risk management strategy.

At December 31, 2021, Company had a $150.0 million senior secured revolving credit facility, of which $50.0 million was drawn, which bears interest on a sliding scale at a rate of LIBOR plus 2.25% to 4.25% depending on the Company’s consolidated leverage ratio. The Company also maintained an interest rate swap contract on a notional amount of $50.0 million, which was swapped for a fixed interest rate of 1.68%. Subsequent to year end, the senior secured revolving credit facility was fully repaid and the interest rate swap contracts were fully settled. There is currently no specific timeline on when the use of LIBOR will cease, but the switch to Secured Overnight Financing Rate (SOFR) is not expected to have a significant impact on the consolidated financial statements. •In May 2021, the IASB issued Deferred Tax related to Assets and Liabilities Arising from a Single Transaction which amended IAS 12, Income Taxes ("IAS 12"). The amendments narrowed the scope of the recognition exemption in IAS 12, relating to the recognition of deferred tax assets and liabilities, so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences such as leases and reclamation and closure cost provisions. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 to transactions that occur on or after the beginning of the earliest comparative period presented. Earlier application is permitted. The Company is currently assessing the impact of the amendments on its consolidated financial statements.